Shareholders' equity - Earnings per share (Details)	3 Months Ended						6 Months Ended
	Jun. 30, 2019 € / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 € / shares	Mar. 31, 2019 $ / shares	Jun. 30, 2018 € / shares	Jun. 30, 2018 $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 $ / shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	€ 0.89	$ 1.01	€ 1.03	$ 1.17	€ 1.16	$ 1.38	$ 2.17	$ 2.39
Diluted earnings per share (in dollars or Euros per share) | (per share)	€ 0.89	$ 1.00	€ 1.02	$ 1.16	€ 1.16	$ 1.38	$ 2.16	$ 2.38